Movements in Goodwill by Reporting Unit (Detail)	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 Retail Banking KRW	Dec. 31, 2010 Retail Banking KRW	Dec. 31, 2009 Institutional Banking KRW	Dec. 31, 2010 Institutional Banking KRW	Dec. 31, 2009 Private Banking KRW	Dec. 31, 2010 Private Banking KRW	Dec. 31, 2009 Corporate Banking KRW	Dec. 31, 2009 Treasury & International Business KRW	Dec. 31, 2009 Other Banking Services KRW	Dec. 31, 2010 Other Banking Services KRW	Dec. 31, 2009 Credit cards KRW	Dec. 31, 2010 Credit cards KRW	Dec. 31, 2010 Shinhan Life Insurance. Co KRW	Dec. 31, 2009 Shinhan Life Insurance. Co KRW	Dec. 31, 2008 Shinhan Life Insurance. Co KRW	Dec. 31, 2009 Other Segment KRW		Dec. 31, 2010 Other Segment KRW
Goodwill [Line Items]
Beginning Balance	3,892,393,000,000		$ 3,365,843,000	3,805,422,000,000	334,978,000,000	336,592,000,000	81,716,000,000	82,109,000,000	14,010,000,000	14,077,000,000			10,495,000,000	10,546,000,000	3,037,808,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000	123,586,000,000	[1]	34,011,000,000	[1]
Acquisition	3,303,000,000				1,614,000,000		393,000,000		67,000,000		235,000,000	191,000,000	51,000,000		479,000,000					273,000,000	[1]
Disposition	(30,757,000,000)																			(30,757,000,000)	[1]
Impairment loss	(59,517,000,000)	(128,394,000,000)									(235,000,000)	(191,000,000)								(59,091,000,000)	[1]
Ending Balance	3,805,422,000,000	3,892,393,000,000	$ 3,365,843,000	3,805,422,000,000	336,592,000,000	336,592,000,000	82,109,000,000	82,109,000,000	14,077,000,000	14,077,000,000			10,546,000,000	10,546,000,000	3,038,287,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000	34,011,000,000	[1]	34,011,000,000	[1]

[1]	Relates to reporting units of merchant banking, foreign subsidiaries of Shinhan Bank, Shinhan AITAS, SH Asset Management and Shinhan Capital.